PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of prepayments and other current assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid And Other Current Assets [Line Items]
Prepaid expenses	$ 4,800	$ 4,498
Advance to employees	1,121	696
Interest receivable	20,722	14,411
Receivable from a broker for exercise of employee stock options	667	807
Deposit for non-current assets		8,037
Others	1,993	2,656
Prepayments and other current assets	30,161	31,758
Rental Income [Member]
Prepaid And Other Current Assets [Line Items]
Rental and other deposits	$ 858	$ 653